INTANGIBLE ASSETS, NET (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost	$ 8,290	$ 8,179
Accumulated Amortization	(7,064)	(6,665)
Net Value	1,226	1,514
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,379	3,161
Accumulated Amortization	(3,379)	(3,161)
Net Value	0	0
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,636	2,958
Accumulated Amortization	(1,572)	(1,563)
Net Value	1,064	1,395
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,508	1,344
Accumulated Amortization	(1,428)	(1,314)
Net Value	80	30
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	613	573
Accumulated Amortization	(613)	(573)
Net Value	0	0
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	154	143
Accumulated Amortization	(72)	(54)
Net Value	$ 82	$ 89